Research and Development (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Research and Development Costs

Research and development costs for the years ended March 31, 2016, 2017 and 2018 consist of the following:

	Yen (millions)
	2016	2017	2018
Research and development expenditures incurred during the reporting period	¥719,810	¥659,918	¥730,734
Amount capitalized	(190,992)	(121,037)	(132,800)
Amortization of capitalized development costs	127,684	152,548	153,922

Total	¥656,502	¥691,429	¥751,856